Subsequent Events (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)
Subsequent Events [Line Items]
Repaid of long-term borrowings	$ 9,960,373	¥ 68,706,650
Bank Borrowings [Member] | Minimum [Member]
Subsequent Events [Line Items]
Interest rate	2.31%	2.31%
Bank Borrowings [Member] | Maximum [Member]
Subsequent Events [Line Items]
Interest rate	3.00%	3.00%